OTHER RECEIVABLES AND ASSETS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Nov. 06, 2025	Aug. 08, 2025	Jul. 17, 2025	Apr. 15, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
subscription agreement description	On June 30, 2025, the Company entered into a second subscription agreement with Altamira pursuant to which it acquired, an additional 6,000,000 units at a price of $0.070 (C$0.10 - Canadian Dollars) per unit, for an aggregate purchase price of $439 (C$600 – Canadian Dollars). Each unit consists of one common share and one-half of one common share purchase warrant. Each full warrant is exercisable to acquire one common share of Altamira at a price of $0.11 (C$0.15 - Canadian Dollars) per share for a period of two years from June 30, 2025
Number of common shares issued purchase warrants	5,500,000	24,000,000	897,134	8,100,510	1,218,222
exercise price		$ 0.14
fair value OCI amount	$ 9,691					$ 2,168
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued purchase warrants		54,000,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued purchase warrants		3,000,000